Cash and cash equivalents - Summary of Lease Rentals (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Lease rentals paid	¥ (27,843)	¥ (24,482)	¥ (20,204)